UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10473

Advantage Advisers Multi-Sector Fund I
(Exact name of registrant as specified in charter)

200 Park Avenue, 24th Floor
New York, NY 10166
(Address of principal executive offices) (Zip code)

Thomas A. DeCapo
Skadden, Arps, Slate, Meagher & Flom LLP
One Beacon Street
Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:	212-667-4225

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (Unaudited)

			June 30, 2008
Shares			Market Value
	Investments in Securities – 73.88%

	Common Stock – 71.29%

	United States – 58.53%

	Batteries / Battery Systems – 0.26%
4,210	Enersys*		$144,108

	Chemicals - Diversified – 0.34%
5,340	Rockwood Holdings Inc.*		185,832

	Commercial Banks - Eastern U.S. – 1.24%
21,100	First State Bank		126,600
16,100	State Bancorp, Inc.		201,250
19,200	Webster Financial Corp.		357,120
			684,970

	Commercial Banks - Southern U.S. – 0.95%
1,100	Cardinal Financial Corp.	(a)	6,886
52,200	First Horizon National Corp.		387,846
15,500	United Community Banks, Inc.		132,215
			526,947

	Commercial Banks - Western U.S. – 1.09%
25,900	Pacwest Bancorp		385,392
5,400	UnionBanCal Corp.		218,268
			603,660

	Computer Services – 0.23%
3,940	Cognizant Technology Solutions Corp.*		128,089

	Computers – 0.57%
1,880	Apple, Inc.*	(a)	314,787

	Computers - Integrated Systems – 0.27%
6,000	NCR Corp.*		151,200

	Computers - Peripheral Equipment – 0.52%
7,640	Synaptics, Inc.*	(a)	288,257

	Diagnostic Equipment – 0.14%
54,386	Neurometrix, Inc.*		76,140

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued) (Unaudited)

			June 30, 2008
Shares			Market Value
	Common Stock – (continued)

	United States – (continued)

	Drug Delivery Systems – 0.46%
93,641	Penwest Pharmaceuticals Co.*		$252,831

	Electronic Components - Semiconductors – 3.00%
17,400	Altera Corp.	(a)	360,180
20,060	Monolithic Power Systems, Inc.*		433,697
6,770	Netlogic Microsystems, Inc.*		224,764
57,000	ON Semiconductor Corp.*	(a)	522,690
4,680	Xilinx, Inc.		118,170
			1,659,501

	Energy - Alternate Sources – 1.18%
3,290	Energy Conversion Devices, Inc.*		242,276
1,510	First Solar, Inc.*		411,958
			654,234

	Engines - Internal Combustion – 0.32%
2,700	Cummins, Inc.		176,904

	Enterprise Software / Services – 1.67%
16,560	Informatica Corp.*	(a)	249,062
49,290	Lawson Software, Inc.*	(a)	358,338
16,130	Taleo Corp., Class A*	(a)	315,987
			923,387

	Fiduciary Banks – 0.66%
9,700	Bank of New York Mellon Corp.	(a)	366,951

	Finance - Commercial – 1.54%
144,300	NewStar Financial, Inc.*	(a)	852,813

	Finance - Credit Card – 0.37%
5,400	American Express Co.	(a)	203,418

	Finance - Investment Banker / Broker – 0.18%
12,600	FBR Capital Markets Corp.*	(a)	63,378

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued) (Unaudited)

			June 30, 2008
Shares			Market Value
	Common Stock – (continued)

	United States – (continued)

	Finance - Investment Banker / Broker – (continued)
23,500	Friedman, Billings, Ramsey Group, Inc., Class A		$35,250
			98,628

	Industrial Audio & Video Production – 1.09%
15,020	Dolby Laboratories, Inc., Class A*	(a)	605,306

	Industrial Gases – 0.26%
1,520	Praxair, Inc.		143,245

	Investment Companies – 2.06%
52,500	KKR Financial Holdings, LLC.	(a)	551,250
81,200	PennantPark Investment Corp.	(a)	585,452
			1,136,702

	Medical - Biomedical / Genetics – 4.49%
4,175	Alexion Pharmaceuticals, Inc.*	(a)	302,687
5,424	Genentech, Inc.*	(a)	411,682
9,545	Genzyme Corp.*	(b)	687,431
7,191	Gilead Sciences, Inc.*	(a)	380,763
83,402	Zymogenetics, Inc.*		702,245
			2,484,808

	Medical - Drugs – 7.32%
21,686	Cardiome Pharma Corp.*		190,837
13,368	Cephalon, Inc.*	(a)	891,512
58,569	Cubist Pharmaceuticals, Inc.*	(a)	1,046,042
17,400	Forest Laboratories, Inc.*		604,476
8,457	TorreyPines Therapeutics, Inc.*		10,487
69,037	Valeant Pharmaceuticals International*		1,181,223
10,927	Viropharma, Inc.*		120,852
			4,045,429

	Medical Laser Systems – 0.73%
44,684	Cutera, Inc.*	(a)	403,497

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued) (Unaudited)

			June 30, 2008
Shares			Market Value
	Common Stock – (continued)

	United States – (continued)

	Metal Processors & Fabrication – 0.16%
2,720	Timken Co.		$89,597

	Multi-Line Insurance – 0.99%
12,000	Allstate Corp.		547,080

	Oil - Field Services – 0.61%
6,310	Halliburton Co.		334,872

	Pipelines – 0.17%
4,220	El Paso Corp.		91,743

	Property / Casualty Insurance – 0.89%
23,800	Employers Holdings, Inc.	(a)	492,660

	Real Estate Operations / Development – 1.00%
4,900	Brookfield Asset Management, Class A		159,446
38,100	Hilltop Holdings, Inc.		392,811
			552,257

	Reinsurance – 0.50%
8,900	Endurance Specialty Holdings, Ltd.		274,031

	REITS - Mortgage – 2.48%
15,600	American Capital Agency Corp.		259,584
15,800	Capstead Mortgage Corp.	(a)	171,430
15,800	Hatteras Financial Corp.		363,242
27,600	MFA Mortage Investments, Inc.		179,952
65,800	New York Mortgage Trust, Inc.		394,800
			1,369,008

	Retail - Apparel / Shoes – 0.19%
3,150	J Crew Group, Inc.*		103,982

	Retail - Pawn Shops – 0.64%
27,900	Ezcorp, Inc., Class A*	(a)	355,725

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued) (Unaudited)

			June 30, 2008
Shares			Market Value
	Common Stock – (continued)

	United States – (continued)

	S & L / Thrifts - Eastern U.S. – 4.05%
13,800	Abington Bancorp, Inc.		$125,856
26,800	Beneficial Mutual Bancorp, Inc.*		296,676
27,300	Cape Bancorp, Inc.*		266,448
20,300	ESSA Bancorp, Inc.*		254,156
23,900	People's United Financial, Inc.		372,840
37,700	Sovereign Bancorp, Inc.		277,472
26,900	United Financial Bancorp, Inc.		300,473
38,100	Westfield Financial, Inc.		344,805
			2,238,726

	Semiconductor Components - Integrated Circuits – 0.81%
3,520	Analog Devices, Inc.	(a)	111,830
13,600	Cypress Semiconductor Corp.*	(a)	336,600
			448,430

	Semiconductor Equipment – 0.90%
26,100	Applied Materials, Inc.		498,249

	Specified Purpose Acquisitions – 0.70%
78,800	Community Bankers Trust Corp.		386,120

	Super-Regional Banks - U.S. – 1.20%
23,300	KeyCorp		255,834
85,500	National City Corp.		407,835
			663,669

	Therapeutics – 6.56%
97,965	Altus Pharmaceuticals, Inc.*	(a)	435,944
150,875	Critical Therapeutics, Inc.*		55,824
47,759	Cypress Bioscience, Inc.*		343,387
188,435	Dyax Corp.*		584,149
117,073	Inspire Pharmaceuticals, Inc.*	(a)	501,073
52,553	ISTA Pharmaceuticals, Inc.*		106,157
1,500	Medarex, Inc.*		9,915
8,119	Onyx Pharmaceuticals, Inc.*		289,036
62,841	Pharmacopeia, Inc.*		240,681

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued) (Unaudited)

			June 30, 2008
Shares			Market Value
	Common Stock – (continued)

	United States – (continued)

	Therapeutics – (continued)
14,349	Progenics Pharmaceuticals, Inc.*		$227,719
8,300	United Therapeutics Corp.*		811,325
17,738	Vion Pharmaceuticals, Inc.*		20,221
			3,625,431

	Web Portals / ISP – 3.27%
3,430	Google, Inc., Class A*	(a)	1,805,621

	Wireless Equipment – 2.47%
24,430	Qualcomm, Inc.	(a)	1,083,959
7,770	SBA Communications Corp., Class A*	(a)	279,798
			1,363,757
	Total United States (Cost $39,121,131)		$32,352,602

	Belgium – 0.11%

	Diversified Manufacturing Operations – 0.11%
11,150	Hansen Transmissions International NV*		59,692

	Total Belgium (Cost $55,484)		$59,692

	Bermuda – 1.76%

	Consulting Services – 0.30%
11,226	Genpact, Ltd.*	(a)	167,492

	Property / Casualty Insurance – 0.96%
8,000	Arch Capital Group, Ltd.**		530,560

	Semiconductor Components - Integrated Circuits – 0.50%
15,550	Marvell Technology Group, Ltd.*		274,613

	Total Bermuda (Cost $991,646)		$972,665

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued) (Unaudited)

			June 30, 2008
Shares			Market Value
	Common Stock – (continued)

	Canada – 0.91%

	Computers – 0.89%
4,230	Research In Motion, Ltd.*	(a)	$494,487

	Diversified Minerals – 0.02%
3,283	MagIndustries Corp.*		11,164

	Total Canada (Cost $568,458)		$505,651

	China – 3.18%

	Building & Construction Products - Miscellaneous – 0.10%
28,680	China National Building Material Co., Ltd.		55,172

	Diversified Minerals – 0.05%
144,300	China Rare Earth Holdings, Ltd.		28,129

	Internet Content - Information / Network – 0.80%
1,410	Baidu.com, Inc. - Sponsored ADR*		441,274

	Machinery - Farm – 0.06%
141,636	First Tractor Co., Ltd. - Class H		31,969

	Medical Instruments – 0.00%
600	Golden Meditech Co., Ltd.		202

	Power Conversion / Supply Equipment – 0.35%
94,638	China High Speed Transmission Equipment
	Group Co., Ltd.		194,193

	Transactional Software – 0.26%
8,660	Longtop Financial Technologies, Ltd. - Sponsored ADR*	(a)	143,410

	Web Portals / ISP – 1.56%
23,450	Netease.com, Inc. - Sponsored ADR*	(a)	510,975
8,240	Sina Corp.*	(a)	350,612
			861,587
	Total China (Cost $1,998,451)		$1,755,936

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued)
(Unaudited)

		June 30, 2008
Shares		Market Value
	Common Stock – (continued)

	France – 1.54%

	Entertainment Software – 1.22%
7,689	UBISOFT Entertainment SA*	$675,134

	Machinery - General Industry – 0.32%
756	Alstom S.A.	174,701

	Total France (Cost $625,651)	$849,835

	Hong Kong – 2.56%

	Agricultural Operations – 0.41%
190,622	China Green Holdings, Ltd.	226,376

	Automobile / Truck Parts & Equipment - Original – 0.04%
35,360	Minth Group, Ltd.	24,851

	Automobile / Truck Parts & Equipment - Replacement – 0.26%
223,797	Xinyi Glass Holdings Co., Ltd.	144,942

	Building & Construction - Miscellaneous – 0.12%
255,032	China State Construction International Holdings, Ltd.*	66,068

	Building & Construction Products - Miscellaneous – 0.30%
5,342,385	CATIC International Holdings, Ltd.*	163,065

	Building - Heavy Construction – 0.04%
108,815	PYI Corp., Ltd.	21,631

	Commercial Services – 0.16%
967,188	Shenzen International Holdings	90,548

	Diversified Operations – 0.25%
239	NWS Holdings, Ltd.	624
33,983	Shanghai Industrial Holdings, Ltd.	99,803
55,286	Tianjin Development Holdings, Ltd.	35,097
		135,524

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued)
(Unaudited)

			June 30, 2008
Shares			Market Value
	Common Stock – (continued)

	Hong Kong – (continued)

	Finance - Other Services – 0.42%
15,942	Hong Kong Exchanges & Clearing, Ltd.		$233,075

	Real Estate Operations / Development – 0.30%
533,878	China Everbright International, Ltd.		165,693

	REITS - Shopping Centers – 0.26%
63,238	Link REIT		144,035

	Total Hong Kong (Cost $2,074,223)		$1,415,808

	Singapore – 0.48%

	Finance - Other Services – 0.48%
51,765	Singapore Exchange, Ltd.		263,273

	Total Singapore (Cost $271,252)		$263,273

	Spain – 1.45%

	Energy - Alternate Sources – 0.07%
3,338	EDP Renovaveis SA*		38,655

	Finance - Investment Banker / Broker – 0.21%
3,150	Bolsas y Mercados Espanoles		117,374

	Power Conversion / Supply Equipment – 1.17%
13,105	Gamesa Corporacion Tecnologica S.A.		644,617

	Total Spain (Cost $800,104)		$800,646

	United Kingdom – 0.77%

	Electronic Components - Semiconductors – 0.77%
84,120	ARM Holdings, PLC - Sponsored ADR	(a)	428,171

	Total United Kingdom (Cost $625,447)		$428,171

	Total Common Stock (Cost $47,131,847)		$39,404,279

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued)
(Unaudited)

		June 30, 2008
Shares		Market Value
	Preferred Stock – 1.75%

	United States – 1.75%

	Finance - Investment Banker / Broker – 0.18%
4,300	Merrill Lynch & Co., Inc., Preferred 8.625%
	Series MER	$99,760

	S & L / Thrifts - Southern U.S. – 1.10%
11,779	Guaranty Financial Group, Inc. - Convertible
	Preferred	608,974

	Super-Regional Banks - U.S. – 0.47%
4,000	Fifth Third Bancorp, Preferred 8.875% 05/15/68
	Series	85,000
8,800	National City Corp., Preferred 9.875% Series F	172,920
		257,920
	Total United States (Cost $1,014,034)	$966,654

	Total Preferred Stock (Cost $1,014,034)	$966,654

	Warrants – 0.00%

	United States – 0.00%

	Therapeutics – 0.00%
8,000	Pharmacopeia, Inc., 04/19/12, $5.14*	$0

	Total United States (Cost $1,000)	$0

	Total Warrants (Cost $1,000)	$0

	Rights – 0.00%

	United States – 0.00%

	S & L / Thrifts - Southern U.S. – 0.00%
100	Guaranty Financial Group, Inc., 08/29/08, $5.17	0

	Total United States (Cost $0)	$0

	Total Rights (Cost $0)	$0

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued)
(Unaudited)

		June 30, 2008
Contracts		Market Value
	Purchased Options – 0.84%

	Call Options – 0.03%

	United States – 0.03%

	Chemicals - Diversified – 0.03%
73	E.I. Du Pont de Nemours and Co., 10/18/08,
	$42.50	$20,075

	Total United States (Cost $44,970)	$20,075

	Total Call Options (Cost $44,970)	$20,075

	Put Options – 0.81%

	United States – 0.81%

	Agricultural Operations – 0.02%
16	Bunge Ltd., 7/19/08, $110.00	8,960

	Electronic Components - Semiconductors – 0.03%
29	Silicon Motion Technology Corp - Sponsored
	ADR., 09/20/08, $20.00	15,950

	Registered Investment Company – 0.69%
567	SPDR Trust Series 1, 09/20/08, $131.00	379,890

	Web Portals / ISP – 0.07%
7	Google, Inc., 08/16/08, $480.00	41,160

	Total United States (Cost $553,301)	$445,960

	Total Put Options (Cost $553,301)	$445,960

	Total Purchased Options (Cost $598,271)	$466,035

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued)
(Unaudited)

June 30, 2008
Market Value
Total Investments in Securities (Cost $48,745,152) – 73.88%	$40,836,968

Other Assets, Less Liabilities – 26.12% **	14,434,019

Net Assets – 100.00%	$55,270,987

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased and open written options.
(b)	Security held in connection with an open put or call option contract.
*	Non-income producing security.
**	Includes $13,355,276.08 invested in a PNC Bank Money Market Account, which is 24.16% of net assets.
ADR	American Depository Receipt

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased
(Unaudited)

		June 30, 2008
Shares		Market Value
	Securities Sold, Not Yet Purchased – (33.49%)

	United States – (26.03%)

	Auto - Cars / Light Trucks – (0.36%)
17,460	General Motors Corp.	$(200,790)

	Beverages Non - Alcoholic – (0.07%)
2,180	Coca-Cola Enterprises, Inc.	(37,714)

	Building & Construction Products - Miscellaneous – (0.12%)
4,060	Drew Industries, Inc.	(64,757)

	Building Products - Cement / Aggregate – (0.35%)
1,850	Martin Marietta Materials, Inc.	(191,642)

	Casino Hotels – (0.31%)
2,090	Wynn Resorts, Ltd.	(170,022)

	Commercial Banks - Central U.S. – (0.45%)
12,850	Associated Banc - Corp.	(247,877)

	Commercial Banks - Eastern U.S. – (0.41%)
22,700	Fulton Financial Corp.	(228,135)

	Commercial Banks - Southern U.S. – (0.18%)
5,570	Bancorpsouth, Inc.	(97,419)

	Commercial Banks - Southern U.S. – (1.12%)
9,900	BB&T Corp.	(225,423)
23,900	Popular, Inc.	(157,501)
15,500	United Community Banks, Inc.	(132,215)
5,600	Whitney Holdings Corp.	(102,480)
		(617,619)

	Commercial Banks - Western U.S. – (0.99%)
13,400	Glacier Bancorp, Inc.	(214,266)
15,500	Umpqua Holdings Corp.	(188,015)
2,800	Westamerica Bancorp.	(147,252)
		(549,533)

	Commercial Services - Finance – (0.12%)
2,090	Paychex, Inc.	(65,375)

	Computers – (0.69%)
35,110	Sun Microsystems, Inc.	(381,997)

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased (continued)
(Unaudited)

		June 30, 2008
Shares		Market Value
	Securities Sold, Not Yet Purchased – (continued)

	United States – (continued)

	Computers - Memory Devices – (0.19%)
5,670	SanDisk Corp.	$(106,029)

	Data Processing / Management – (0.16%)
4,230	Fair Isaac Corp.	(87,857)

	Decision Support Software – (0.06%)
2,900	Wind River Systems, Inc.	(31,581)

	Diagnostic Equipment – (0.15%)
8,221	Affymetrix, Inc.	(84,594)

	Electronic Components - Semiconductors – (2.04%)
6,110	Broadcom Corp., Class A	(166,742)
4,680	Intersil Corp. - Class A	(113,818)
42,200	Micron Technology, Inc.	(253,200)
8,690	Microsemi Corp.	(218,814)
8,700	Nvidia Corp.	(162,864)
5,140	Omnivision Technologies, Inc.	(62,143)
6,490	QLogic Corp.	(94,689)
3,790	Semtech Corp.	(53,325)
		(1,125,595)

	Entertainment Software – (0.80%)
9,970	Electronic Arts, Inc.	(442,967)

	Finance - Investment Banker / Broker – (0.32%)
10,400	Jefferies Group, Inc.	(174,928)

	Finance - Mortgage Loan / Banker – (0.18%)
7,300	Doral Financial Corp.	(98,842)

	Finance - Other Services – (0.49%)
700	CME Group, Inc.	(268,233)

	Home Furnishings – (0.09%)
2,010	Ethan Allen Interiors, Inc.	(49,446)

	Hospital Beds / Equipment – (0.19%)
3,870	Hill-Rom Holdings, Inc.	(104,413)

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased (continued)
(Unaudited)

		June 30, 2008
Shares		Market Value
	Securities Sold, Not Yet Purchased – (continued)

	United States – (continued)

	Hotels & Motels – (0.30%)
6,260	Choice Hotels International, Inc.	$(165,890)

	Investment Management / Advisory Services – (1.92%)
12,400	Pzena Investment Management, Inc., Class A	(158,224)
5,600	T Rowe Price Group, Inc.	(316,232)
16,700	Waddell & Reed Financial, Inc., Class A	(584,667)
		(1,059,123)

	Life / Health Insurance – (0.93%)
1,400	AFLAC, Inc.	(87,920)
9,100	StanCorp Financial Group, Inc.	(427,336)
		(515,256)

	Machinery Construction & Mining – (0.65%)
4,900	Caterpillar, Inc.	(361,718)

	Machinery - Pumps – (0.28%)
4,020	Graco, Inc.	(153,041)

	Medical - Biomedical / Genetics – (0.64%)
34,667	Dendreon Corp.	(154,268)
2,628	Myriad Genetics, Inc.	(119,627)
5,667	Regeneron Pharmaceuticals, Inc.	(81,831)
		(355,726)

	Medical - Drugs – (0.08%)
3,731	Medivation, Inc.	(44,138)

	Medical Instruments – (0.67%)
8,269	SurModics, Inc.	(370,782)

	Medical Products – (0.66%)
5,839	Stryker Corp.	(367,156)

	Multi-Line Insurance – (0.80%)
6,700	Assurant, Inc.	(441,932)

	Multi-Media – (0.16%)
3,040	Meredith Corp.	(86,002)

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased (continued)
(Unaudited)

		June 30, 2008
Shares		Market Value
	Securities Sold, Not Yet Purchased – (continued)

	United States – (continued)

	Oil - Field Machinery & Equipment – (0.30%)
2,180	FMC Technologies, Inc.	$(167,707)

	Property / Casualty Insurance – (0.44%)
2,000	Harleysville Group, Inc.	(67,660)
9,500	Progressive Corp.	(177,840)
		(245,500)

	Quarrying – (0.44%)
4,100	Vulcan Materials Co.	(245,098)

	Registered Investment Company – (0.89%)
3,600	iShares Dow Jones US Broker Dealers	(120,060)
2,900	iShares S&P 500 Index Fund	(370,939)
		(490,999)

	REITS - Apartments – (0.53%)
7,630	Equity Residential	(292,000)

	REITS - Mortgage – (0.17%)
6,100	Annaly Capital Management, Inc.	(94,611)

	REITS - Office Property – (0.73%)
4,450	Boston Properties, Inc.	(401,479)

	REITS - Regional Malls – (0.34%)
2,100	Simon Property Group, Inc.	(188,769)

	Rental Auto / Equipment – (0.22%)
5,930	Rent-A-Center, Inc.	(121,980)

	Retail - Apparel / Shoes – (0.30%)
9,850	Gap, Inc.	(164,199)

	Retail - Pawn Shops – (0.16%)
2,800	Cash America International, Inc.	(86,800)

	S & L / Thrifts - Eastern U.S. – (1.12%)
10,800	Dime Community Bancshares	(178,308)
15,500	First Niagara Financial Group	(199,330)
13,600	Hudson City Bancorp, Inc.	(226,848)

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased (continued)
(Unaudited)

		June 30, 2008
Shares		Market Value
	Securities Sold, Not Yet Purchased – (continued)

	United States – (continued)

	S & L / Thrifts - Eastern U.S. (continued)
900	New York Community Bancorp, Inc.	$(16,056)
		(620,542)

	S & L / Thrifts - Southern U.S. – (0.44%)
45,000	Guaranty Financial Group, Inc.	(241,650)

	Semiconductor Components - Integrated Circuits – (0.46%)
18,510	Sigma Designs, Inc.	(257,104)

	Semiconductor Equipment – (0.09%)
1,400	Varian Semiconductor Equipment Associates, Inc.	(48,748)

	Super-Regional Banks - U.S. – (1.03%)
2,800	Bank of America Corp.	(66,836)
3,600	Capital One Financial Corp.	(136,836)
2,500	PNC Financial Services Group, Inc.	(142,750)
9,500	Wells Fargo & Co.	(225,625)
		(572,047)

	Telecommunication Services – (0.18%)
14,080	Fairpoint Communications, Inc.	(101,517)

	Telephone - Integrated – (0.16%)
2,500	CenturyTel, Inc.	(88,975)

	Television – (0.30%)
8,440	CBS Corp.- Class B	(164,496)

	Therapeutics – (0.20%)
2,788	ImClone Systems, Inc.	(112,802)

	Tobacco – (0.38%)
3,880	UST, Inc.	(211,887)

	Web Portals / ISP – (0.04%)
2,380	Earthlink, Inc.	(20,587)

	Wireless Equipment – (0.18%)
8,950	Novatel Wireless, Inc.	(99,613)

	Total United States (Proceeds $16,337,529)	$(14,387,239)

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased (continued)
(Unaudited)

		June 30, 2008
Shares		Market Value
	Securities Sold, Not Yet Purchased – (continued)

	Canada – (0.68%)

	Energy - Alternate Sources – (0.11%)
1,450	Canadian Solar, Inc.	$(58,275)

	Non - Ferrous Metals – (0.18%)
3,700	Timminco, Ltd.	(99,817)

	Wireless Equipment – (0.39%)
14,860	Sierra Wireless, Inc.	(216,956)

	Total Canada (Proceeds $370,562)	$(375,048)

	China – (1.88%)

	Building - Heavy Construction – (0.02%)
14,523	China Railway Group, Ltd.	(10,821)

	Energy - Alternate Sources – (0.80%)
3,260	LDK Solar Co., Ltd.	(123,489)
1,580	Solarfun Power Holdings Co., Ltd. – Sponsored ADR	(27,650)
7,700	Suntech Power Holdings Co., Ltd.	(288,442)
		(439,581)

	Multi-Line Insurance – (0.48%)
35,626	Ping An Insurance (Group) Co. of China, Ltd.	(264,998)

	Schools – (0.45%)
4,260	New Oriental Education & Technology Group,
	Inc. - Sponsored ADR	(248,869)

	Semiconductor Components - Integrated Circuits – (0.01%)
2,500	Semiconductor Manufacturing, Inc. - Sponsored
	ADR	(7,275)

	Web Portals / ISP – (0.12%)
970	Sohu.com, Inc.	(68,327)

	Total China (Proceeds $1,199,915)	$(1,039,871)

	Finland – (0.35%)

	Wireless Equipment – (0.35%)
7,790	Nokia Corp. - Sponsored ADR	(190,855)

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased (continued)
(Unaudited)

		June 30, 2008
Shares		Market Value
	Securities Sold, Not Yet Purchased – (continued)

	Total Finland (Proceeds $213,071)	$(190,855)

	Germany – (1.94%)

	Auto - Cars / Light Trucks – (0.83%)
1,579	Volkswagen AG	(455,962)

	Energy - Alternate Sources – (0.43%)
1,256	Q-Cells AG	(127,718)
2,361	Solarworld AG	(112,600)
		(240,318)

	Enterprise Software / Services – (0.68%)
7,250	SAP AG - Sponsored ADR	(377,798)

	Total Germany (Proceeds $1,017,241)	$(1,074,078)

	Hong Kong – (0.05%)

	Food - Miscellaneous / Diversified – (0.05%)
53,158	China Foods, Ltd.	(24,543)

	Publishing - Newspapers – 0.00%
1,084	South China Morning Post Group, Ltd.	(367)

	Total Hong Kong (Proceeds $34,206)	$(24,910)

	Mexico – (0.33%)

	Building Products - Cement / Aggregate – (0.33%)
7,300	Cemex S.A. de C.V. - Sponsored ADR	(180,310)

	Total Mexico (Proceeds $176,836)	$(180,310)

	South Korea – (0.45%)

	Electronic Components - Miscellaneous – (0.45%)
13,450	LG Display Company, Ltd. - Sponsored ADR	(251,246)

	Total South Korea (Proceeds $307,984)	$(251,246)

	Spain – (0.36%)

	Commercial Banks - Non U.S. – (0.36%)
10,812	Banco Santander SA	(198,796)

	Total Spain (Proceeds $220,980)	$(198,796)

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased (continued)
(Unaudited)

		June 30, 2008
Shares		Market Value
	Securities Sold, Not Yet Purchased – (continued)

	Taiwan – (0.92%)

	Electronic Components - Miscellaneous – (0.38%)
13,070	AU Optronics Corp. - Sponsored ADR	$(207,029)

	Electronic Components - Semiconductors – (0.40%)
15,440	Silicon Motion Technology Corp. - Sponsored
	ADR	(223,108)

	Semiconductor Components - Integrated Circuits – (0.14%)
7,250	Taiwan Semiconductor Manufacturing Co., Ltd.	(79,097)

	Total Taiwan (Proceeds $605,644)	$(509,234)

	United Kingdom – (0.50%)

	Commercial Banks - Non U.S. – (0.50%)
17,887	HSBC Holdings, PLC	(277,339)

	Total United Kingdom (Proceeds $286,734)	$(277,339)

	Total Securities Sold, Not Yet Purchased (Proceeds
	$20,770,702)	$(18,508,926)

Advantage Advisers Multi-Sector Fund I

Schedule of Swap Contracts (Unaudited)

			June 30, 2008
Net			Unrealized
Notional	Maturity		Appreciation /
Amount	Date		Depreciation
	Schedule of Swap Contracts - (0.07%)
	Advertising Services - 0.00%
$(101,075)	1/8/2010	Dentsu, Inc.	$1,316

		Agreement with Morgan Stanley, dated 06/12/2008 to deliver the total return of the shares of Dentsu, Inc., in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.

	Audio / Video Products - 0.01%
(222,087)	1/8/2010	Matsushita Electric Industrial Co., Ltd.	2,776

		Agreement with Morgan Stanley, dated 02/02/2007 to deliver the total return of the shares of Matsushita Electric Industrial Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.

(139,856)	1/8/2010	Pioneer Corp.	780

		Agreement with Morgan Stanley, dated 03/07/2008 to deliver the total return of the shares of Pioneer Corp. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 1.00%.

			3,556
	Automobile / Truck Parts & Equipment - 0.01%
(152,419)	1/8/2010	Toyoda Gosei Co., Ltd.	4,006

		Agreement with Morgan Stanley, dated 03/12/2008 to deliver the total return of the shares of Toyoda Gosei Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.

	Building - Heavy Construction - (0.02%)
242,401	5/20/2009	YTL Corp. BHD	(10,492)

		Agreement with Morgan Stanley, dated 05/18/2007 to receive the total return of the shares of YTL Corp. BHD in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.45%.

Advantage Advisers Multi-Sector Fund I

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2008
Net			Unrealized
Notional	Maturity		Appreciation /
Amount	Date		Depreciation
	Building Products - Cement/Aggregate - 0.00%
$(74,346)	10/23/2008	Holcim, Ltd.	$825

		Agreement with Morgan Stanley, dated 11/21/2007 to deliver the total return of the shares of Holcim, Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.48%.

	E-Commerce / Products - (0.01%)
405,186	4/26/2011	Daum Communications Corp.	(4,245)

		Agreement with Morgan Stanley, dated 07/13/2006 to receive the total return of the shares of Daum Communications Corp. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.45%.

	Electric - Integrated - 0.00%
(188,065)	4/26/2011	Korea Electric Power Corp.	(100)

		Agreement with Morgan Stanley, dated 02/21/2007 to deliver the total return of the shares of Korea Electric Power Corp. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 2.50%.

	Electric Products - Miscellaneous - 0.02%
(136,852)	4/26/2011	LG Electronics, Inc.	8,615

		Agreement with Morgan Stanley, dated 02/01/2008 to deliver the total return of the shares of LG Electronics, Inc. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.50%.

Advantage Advisers Multi-Sector Fund I

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2008
Net			Unrealized
Notional	Maturity		Appreciation /
Amount	Date		Depreciation
	Electronic Components - Miscellaneous - 0.06%
$(269,100)	1/8/2010	Murata Manufacturing Co., Ltd.	$14,583

		Agreement with Morgan Stanley, dated 12/14/2007 to deliver the total return of the shares of Murata Manufacturing Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.

(180,497)	4/26/2011	Samsung Electro-Mechanics Co., Ltd.	16,774

		Agreement with Morgan Stanley, dated 02/12/2008 to deliver the total return of the shares of Samsung Electro-Mechanics Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 4.26%.

(86,452)	1/8/2010	Toshiba Corp.	769

		Agreement with Morgan Stanley, dated 01/05/2007 to deliver the total return of the shares of Toshiba Corp. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.

			32,126
	Electronic Components - Semiconductors - 0.07%
(380,676)	1/8/2010	Elpida Memory, Inc.	15,803

		Agreement with Morgan Stanley, dated 01/05/2007 to deliver the total return of the shares of Elpida Memory, Inc. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 1.18%.

(504,973)	4/26/2011	Hynix Semiconductor, Inc.	43,522

		Agreement with Morgan Stanley, dated 10/26/2006 to deliver the total return of the shares of Hynix Semiconductor, Inc. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 2.99%.

Advantage Advisers Multi-Sector Fund I

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2008
Net			Unrealized
Notional	Maturity		Appreciation /
Amount	Date		Depreciation
	Electronic Components - Semiconductors (continued)
$(212,293)	1/8/2010	Rohm Company, Ltd.	$9,520

		Agreement with Morgan Stanley, dated 01/16/2008 to deliver the total return of the shares of Rohm Company, Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.

554,614	4/26/2011	Samsung Electronics Co., Ltd.	(29,424)

		Agreement with Morgan Stanley, dated 01/12/2008 to receive the total return of the shares of Samsung Electronics Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.45%.

			39,421
	Energy - Alternate Sources - 0.03%
(150,910)	10/23/2008	Renewable Energy Corp. AS	10,059

		Agreement with Morgan Stanley, dated 04/01/2008 to deliver the total return of the shares of Renewable Energy Corp. AS in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.48%.

(85,540)	10/23/2008	Vestas Wind Systems AS	4,331

		Agreement with Morgan Stanley, dated 03/25/2008 to deliver the total return of the shares of Vestas Wind Systems AS in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.48%.

			14,390

Advantage Advisers Multi-Sector Fund I

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2008
Net			Unrealized
Notional	Maturity		Appreciation /
Amount	Date		Depreciation
	Entertainment Software - (0.05%)
$750,997	1/8/2010	Capcom Co., Ltd.	$(26,450)

		Agreement with Morgan Stanley, dated 07/13/2007 to receive the total return of the shares of Capcom Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.45%.

(264,859)	1/8/2010	Konami Corp.	307

		Agreement with Morgan Stanley, dated 03/12/2008 to deliver the total return of the shares of Konami Corp. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.

			(26,143)
	Finance - Other Services - (0.04%)
216,944	9/15/2008	Bovespa Holding SA	(24,223)

		Agreement with Morgan Stanley, dated 10/26/2007 to receive the total return of the shares of Bovespa Holding SA in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.36%.

	Metal Processors & Fabrication - (0.07%)
621,093	10/23/2008	Advanced Metallurgical Group NV	(39,361)

		Agreement with Morgan Stanley, dated 07/11/2007 to receive the total return of the shares of Advanced Metallurgical Group NV in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.45%.

	Multimedia - (0.04%)
344,516	5/12/2010	Naspers, Ltd.	(23,733)

		Agreement with Morgan Stanley, dated 05/07/2008 to receive the total return of the shares of Naspers, Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.55%.

Advantage Advisers Multi-Sector Fund I

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2008
Net			Unrealized
Notional	Maturity		Appreciation /
Amount	Date		Depreciation
	Office Automation & Equipment - (0.01%)
$(277,191)	1/8/2010	Ricoh Co., Ltd.	$(5,641)

		Agreement with Morgan Stanley, dated 11/19/2007 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.

	Public Thoroughfares - (0.02%)
247,629	9/15/2008	Companhia de Concessoes Rodoviarias	(9,393)

		Agreement with Morgan Stanley, dated 09/10/2007 to receive the total return of the shares of Companhia de Concessoes Rodoviarias in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.45%.

	Retail - Consumer Electronics - 0.00%
(51,883)	10/23/2008	Carphone Warehouse Group, PLC	1,162

		Agreement with Morgan Stanley, dated 04/17/2007 to deliver the total return of the shares of Carphone Warehouse Group, PLC in exchange for an amount to be received monthly equal to the one month LIBOR rate less 5.50%.

	Semiconductor Comp. - Integrated Circuits - 0.01%
(155,280)	10/23/2008	CSR, PLC	7,731

		Agreement with Morgan Stanley, dated 10/18/2006 to deliver the total return of the shares of CSR, PLC in exchange for an amount to be received monthly equal to the one month LIBOR rate less 2.40%.

	Telecommunication Services - 0.00%
(96,449)	10/23/2008	Cable & Wireless, PLC	1,600

		Agreement with Morgan Stanley, dated 03/04/2008 to deliver the total return of the shares of Cable & Wireless, PLC in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.48%.

Advantage Advisers Multi-Sector Fund I

Schedule of Swap Contracts (Unaudited) (concluded)

			June 30, 2008
Net			Unrealized
Notional	Maturity		Appreciation /
Amount	Date		Depreciation
	Television - 0.01%
$(129,143)	1/8/2010	Fuji Television Network, Inc.	$(662)

		Agreement with Morgan Stanley, dated 11/02/2007 to deliver the total return of the shares of Fuji Television Network, Inc. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.

(62,469)	10/23/2008	ITV, PLC	8,567

		Agreement with Morgan Stanley, dated 04/09/2008 to deliver the total return of the shares of ITV, PLC in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.48%.

(50,004)	1/8/2010	Nippon Television Network Corp.	(386)

		Agreement with Morgan Stanley, dated 08/06/2007 to deliver the total return of the shares of Nippon Television Network Corp. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.

			7,519
	Toys - (0.01%)
1,460,904	1/8/2010	Nintendo Co., Ltd.	(8,115)

		Agreement with Morgan Stanley, dated 07/13/2007 to receive the total return of the shares of Nintendo Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.45%.

	Web Portals / ISP - (0.02%)
(411,589)	1/8/2010	Yahoo! Japan Corp.	(10,896)

		Agreement with Morgan Stanley, dated 04/30/2008 to deliver the total return of the shares of Yahoo! Japan Corp. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.

	Total Swap Contracts		$(40,075)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Multi-Sector Fund I

By (Signature and Title)*
Bryan McKigney, Chief Executive Officer
(principal executive officer)

Date	August 11, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
Bryan McKigney, Chief Executive Officer
(principal executive officer)

Date	August 11, 2008

By (Signature and Title)*
Vineet Bhalla, Principal Financial Officer
(principal financial officer)

Date	August 11, 2008

* Print the name and title of each signing officer under his or her signature.